Zevenbergen Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 29.1%
Amazon.com, Inc. (a)	25,900	$5,394,193
MercadoLibre, Inc. (a)	3,725	6,440,599
Netflix, Inc. (a)	34,500	3,317,175
On Holding AG - Class A - ADR (a)	33,500	1,139,670
SharkNinja, Inc. (a)	10,200	1,080,180
Spotify Technology S.A. - ADR (a)	3,200	1,551,712
Tesla, Inc. (a)	22,900	8,513,075
Uber Technologies, Inc. (a)	42,050	3,024,657
Wingstop Inc.	7,050	1,092,539
		31,553,800

Health Care - 9.1%
Arcutis Biotherapeutics, Inc. (a)	19,300	454,708
Caris Life Sciences, Inc. (a)	32,400	579,312
Insulet Corporation (a)	9,750	2,045,940
Natera, Inc. (a)	16,200	3,239,838
TransMedics Group, Inc. (a)	21,000	2,087,610
Veeva Systems Inc. - Class A (a)	8,025	1,409,672
		9,817,080

Industrials - 15.2%
Amprius Technologies, Inc. (a)	15,000	252,900
Axon Enterprise, Inc. (a)	12,875	5,467,884
Karman Holdings, Inc. (a)	39,200	3,137,960
Quanta Services, Inc.	6,850	3,760,787
Rocket Lab Corp. (a)	60,875	3,909,392
		16,528,923

Real Estate - 0.5%
Zillow Group, Inc. - Class C (a)	13,400	554,492

Technology – 45.8%
Advanced Micro Devices, Inc. (a)	20,050	4,078,772
Alphabet, Inc. - Class A	15,250	4,385,290
AppLovin Corporation - Class A (a)	3,450	1,373,100
Credo Technology Group Holding Ltd. (a)	20,600	1,933,722
CrowdStrike Holdings, Inc. - Class A (a)	5,600	2,186,296
Meta Platforms, Inc. - Class A	5,650	3,232,534
Monolithic Power Systems, Inc.	3,030	3,312,850
nLIGHT, Inc. (a)	13,300	758,366
NVIDIA Corporation	59,600	10,394,240
Samsara, Inc. - Class A (a)	37,700	1,194,713
ServiceNow, Inc. (a)	12,450	1,301,647
Shopify, Inc. - Class A – ADR (a)	58,450	6,933,339
Snowflake Inc. - Class A (a)	18,800	2,835,416

Zevenbergen Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Technology – 45.8% (Continued)
Toast, Inc. - Class A (a)	76,450	$2,026,690
Vertiv Holdings Co. - Class A	15,000	3,758,700
		49,705,675
TOTAL COMMON STOCKS (Cost $55,287,469)		108,159,970

SHORT-TERM INVESTMENTS - 0.7%
First American U.S. Treasury Money Market Fund - Class Z, 3.50% (b)	784,831	784,831
TOTAL SHORT-TERM INVESTMENTS (Cost $784,831)		784,831

TOTAL INVESTMENTS - 100.4% (Cost $56,072,300)		108,944,801
Liabilities in Excess of Other Assets - (0.4)%		(475,729)
TOTAL NET ASSETS - 100.0%		$108,469,072

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Zevenbergen Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,159,970	$–	$–	$108,159,970
Short-Term Investments	784,831	–	–	784,831
Total Investments	$108,944,801	$–	$–	$108,944,801

Refer to the Schedule of Investments for further disaggregation of investment categories.